Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Total non-current assets	$ 183,637	$ 195,973
Current assets
Total current assets	22,999	23,367
Equity
Total equity	88,700	92,676	$ 84,278	$ 79,340
Non-current liabilities
Total non-current liabilities	84,871	89,508
Current liabilities
Total current liabilities	33,066	37,156
Consolidated [member]
Non-current assets
Due from subsidiaries	54,513	66,958
Other non-current assets	62,104	61,448
Total non-current assets	116,617	128,407
Current assets
Due from subsidiaries	5,669	16,700
Other current assets	5,301	2,487
Total current assets	10,971	19,187
Equity
Total equity	(4,445)	(9,062)
Non-current liabilities
Due to subsidiaries	34,858	51,631
Other non-current liabilities	76,330	79,581
Total non-current liabilities	111,188	131,212
Current liabilities
Due to subsidiaries	9,459	11,821
Other current liabilities	11,385	13,622
Total current liabilities	20,844	25,444
Anheuser- Busch InBev SA/NV [member]
Non-current assets
Due from subsidiaries	11,779	12,812
Other non-current assets	103,542	111,216
Total non-current assets	115,321	124,028
Current assets
Due from subsidiaries	2,373	3,240
Other current assets	251	234
Total current assets	2,625	3,474
Equity
Total equity	78,237	81,848
Non-current liabilities
Due to subsidiaries	15,265	20,852
Other non-current liabilities	22,647	21,255
Total non-current liabilities	37,912	42,108
Current liabilities
Due to subsidiaries	181	277
Other current liabilities	1,617	3,270
Total current liabilities	1,798	3,547
Anheuser Busch InBev Worldwide Inc. [member]
Non-current assets
Due from subsidiaries	8,792	19,682
Other non-current assets	102,143	81,459
Total non-current assets	110,935	101,141
Current assets
Due from subsidiaries	94	8,146
Other current assets	116	129
Total current assets	210	8,275
Equity
Total equity	50,936	50,663
Non-current liabilities
Due to subsidiaries	23,444	27,427
Other non-current liabilities	25,920	28,618
Total non-current liabilities	49,364	56,046
Current liabilities
Due to subsidiaries	10,295	2,079
Other current liabilities	550	628
Total current liabilities	10,845	2,706
Anheuser Busch InBev Finance Inc. [member]
Non-current assets
Due from subsidiaries	3,472	3,762
Other non-current assets	1	4
Total non-current assets	3,473	3,766
Current assets
Due from subsidiaries	459	448
Other current assets	8
Total current assets	467	448
Equity
Total equity	405	391
Non-current liabilities
Other non-current liabilities	3,443	3,745
Total non-current liabilities	3,443	3,745
Current liabilities
Due to subsidiaries	5	1
Other current liabilities	88	77
Total current liabilities	93	78
Anheuser Busch Companies [member]
Non-current assets
Due from subsidiaries	39,257	48,907
Other non-current assets	124,340	126,096
Total non-current assets	163,597	175,003
Current assets
Due from subsidiaries	8,162	915
Other current assets	1,598	1,870
Total current assets	9,760	2,784
Equity
Total equity	132,668	111,217
Non-current liabilities
Due to subsidiaries	11,080	26,230
Other non-current liabilities	24,256	25,848
Total non-current liabilities	35,336	52,077
Current liabilities
Due to subsidiaries	1,908	11,021
Other current liabilities	3,445	3,473
Total current liabilities	5,353	14,494
Brandbrew, Brandbev and Cobrew [member]
Non-current assets
Due from subsidiaries	6,629	5,200
Other non-current assets	27,309	16,155
Total non-current assets	33,938	21,355
Current assets
Due from subsidiaries	1,338	14,744
Other current assets	3,327	254
Total current assets	4,666	14,998
Equity
Total equity	28,542	20,300
Non-current liabilities
Due to subsidiaries	484	526
Other non-current liabilities	64	115
Total non-current liabilities	548	641
Current liabilities
Due to subsidiaries	3,827	9,236
Other current liabilities	5,686	6,175
Total current liabilities	9,513	15,411
Eliminations [member]
Non-current assets
Due from subsidiaries	(15,415)	(23,405)
Other non-current assets	(295,233)	(273,481)
Total non-current assets	(310,648)	(296,886)
Current assets
Due from subsidiaries	(6,757)	(10,793)
Total current assets	(6,757)	(10,793)
Equity
Total equity	(295,233)	(273,481)
Non-current liabilities
Due to subsidiaries	(15,415)	(23,405)
Total non-current liabilities	(15,415)	(23,405)
Current liabilities
Due to subsidiaries	(6,757)	(10,793)
Total current liabilities	$ (6,757)	$ (10,793)